Note 3 - Summary of Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Mar. 31, 2014
Raw materials	$ 3,271	$ 3,456
Work in process	457	329
Finished goods	586	409
Inventories, net	$ 4,314	$ 4,194